Exhibit 99.1

World Omni Auto Receivables Trust 2012-B

Monthly Servicer Certificate

September 30, 2013

Dates Covered
Collections Period	09/01/13 - 09/30/13
Interest Accrual Period	09/16/13 - 10/14/13
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/13	485,456,841.11	29,664
Yield Supplement Overcollateralization Amount at 08/31/13	8,969,846.41	0

Receivables Balance at 08/31/13	494,426,687.52	29,664
Principal Payments	19,388,308.09	741
Defaulted Receivables	705,815.37	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/13	8,490,285.67	0

Pool Balance at 09/30/13	465,842,278.39	28,889

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Delinquent Receivables:
Past Due 31-60 days	6,865,145.52	527
Past Due 61-90 days	1,628,589.97	102
Past Due 91 + days	281,025.54	21

Total	8,774,761.03	650

Total 31+ Delinquent as % Ending Pool Balance	1.88%

Recoveries	374,548.68

Aggregate Net Losses/(Gains)—September 2013	331,266.69

Overcollateralization Target Amount	20,962,902.53
Actual Overcollateralization	20,962,902.53

Weighted Average APR	3.78%
Weighted Average APR, Yield Adjusted	4.79%
Weighted Average Remaining Term	50.40

Flow of Funds	$ Amount
Collections	21,322,332.65
Advances	(713.31)
Investment Earnings on Cash Accounts	2,553.58
Servicing Fee	(412,022.24)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	20,912,150.68

Distributions of Available Funds
(1) Class A Interest	221,434.58
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	18,731,907.40
(7) Distribution to Certificateholders	1,946,139.93
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	20,912,150.68

Servicing Fee	412,022.24
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 09/16/13	463,611,283.26
Principal Paid	18,731,907.40
Note Balance @ 10/15/13	444,879,375.86

Class A-1
Note Balance @ 09/16/13	0.00
Principal Paid	0.00
Note Balance @ 10/15/13	0.00
Note Factor @ 10/15/13	0.0000000%

Class A-2
Note Balance @ 09/16/13	165,754,283.26
Principal Paid	18,731,907.40
Note Balance @ 10/15/13	147,022,375.86
Note Factor @ 10/15/13	67.4414568%

Class A-3
Note Balance @ 09/16/13	176,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/13	176,000,000.00
Note Factor @ 10/15/13	100.0000000%

Class A-4
Note Balance @ 09/16/13	107,515,000.00
Principal Paid	0.00
Note Balance @ 10/15/13	107,515,000.00
Note Factor @ 10/15/13	100.0000000%

Class B
Note Balance @ 09/16/13	14,342,000.00
Principal Paid	0.00
Note Balance @ 10/15/13	14,342,000.00
Note Factor @ 10/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	234,103.35
Total Principal Paid	18,731,907.40

Total Paid	18,966,010.75

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	59,395.28
Principal Paid	18,731,907.40

Total Paid to A-2 Holders	18,791,302.68

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00

Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00

Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00

Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3423279
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.3915561

Total Distribution Amount	27.7338840

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2724554
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	85.9261807

Total A-2 Distribution Amount	86.1986361

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.8833336

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/13	81,881.68
Balance as of 09/30/13	81,168.37
Change	(713.31)

Reserve Account
Balance as of 09/16/13	1,748,995.36
Investment Earnings	215.64
Investment Earnings Paid	(215.64)
Deposit/(Withdrawal)	—
Balance as of 10/15/13	1,748,995.36
Change	—

Required Reserve Amount	1,748,995.36